UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04764

BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Opportunistic Municipal Securities Fund

SEMIANNUAL REPORT October 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021 through October 31, 2021, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2021, BNY Mellon Opportunistic Municipal Securities Fund’s Class A shares produced a total return of 0.03%, Class C shares returned -0.29%, Class I shares returned 0.22%, Class Y shares returned 0.16% and Class Z shares returned 0.06%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 0.01% for the same period.2

Municipal bonds produced a minimal return during the reporting period, supported by strong inflows and healthy credit fundamentals but hindered by volatility arising from concerns about inflation and rising interest rates. The fund’s Class A, I, Y and Z shares outperformed the Index, largely due to favorable security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. Typically, the fund invests substantially all of its assets in such municipal bonds. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Advisor, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity or duration.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Delta Variant, Inflation Concerns and Political Uncertainty Drive the Market

While the market continued to benefit from policies put in place in response to the COVID-19 pandemic, volatility increased as a result of a variety of factors. Despite the volatility, credit spreads are now tighter than they were prior to the pandemic, which is a testament to how strong the market has been over the past year.

The primary factors driving the recent volatility have been the emergence of the Delta variant of COVID-19, uncertainty about whether inflation would be transitory, and how well the Federal Reserve (the “Fed”) would address inflationary pressures. Tax reform measures in Washington D.C. have also factored into the market environment.

The Delta variant contributed to volatility by casting doubt on the pace of the reopening of the economy and of future growth. But volatility was fed primarily by concerns about inflation, and whether it would be short lived or persist over a longer period. The market has appeared to be uncertain about this. While the long end of the curve flattened, suggesting that investors believed inflationary pressures would soon ease, the shorter end of the curve rose, indicating investors believed the Fed would be forced to raise rates sooner than it has indicated.

The political environment has also affected the market. While the November 2020 election increased the likelihood of income-tax hikes for corporations and higher-income households, adding to the appeal of tax-exempt municipal securities, the extent of potential tax increases became less certain late in the reporting period, weakening demand for municipal securities somewhat. Among the possible changes under discussion is the lifting of the cap on the deduction of state and local taxes. The cap went into effect with the Tax Cuts and Jobs Act of 2017 and has helped fuel inflows into municipal bond funds.

While the market has been volatile, credit fundamentals remain strong. The fiscal health of issuers has remained better than expected in part because real-estate and income-tax collections failed to decline as much as predicted. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic.

Security Selection Boosted Fund Results

Performance versus the Index was enhanced primarily by favorable security selection. The fund’s overweight position in revenue bonds also contributed positively to returns, but security selection, especially in the airport, education, power and special tax sectors, was particularly beneficial. Overweight positioning in the housing and transportation sector was also advantageous.

On a less positive note, an underweight position in state general obligation (GO) bonds hampered returns. More specifically, the fund did not own Illinois GO bonds, which performed well. The fund’s selections in the housing and transportation sectors also hindered performance somewhat. The fund’s relatively longer duration also was slightly detrimental to returns as the long end of the municipal bond yield curve rose. There were no derivatives used during the reporting period.

An Uncertain Market

The outlook for the municipal bond market is somewhat unclear, given the uncertainty about inflation. The market appears undecided about the inflation outlook and will continue to digest new inflation data and Fed policy as it becomes evident. On the other hand, credit fundamentals are likely to remain positive over the short term, though certain issues, including pension funding in some states, bear watching.

Given that it is uncertain whether inflation is transitory, and that credit spreads are now tighter than they were before the pandemic, we are positioning the fund conservatively. Nevertheless, we will continue to look for opportunities to take advantage of any weakness that arises.

November 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risk than higher-rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Municipal Securities Fund from May 1, 2021 to October 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.58	$7.50	$2.42	$2.27	$3.33
Ending value (after expenses)	$1,000.30	$997.10	$1,002.20	$1,001.60	$1,000.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.62	$7.58	$2.45	$2.29	$3.36
Ending value (after expenses)	$1,021.63	$1,017.69	$1,022.79	$1,022.94	$1,021.88
†

Expenses are equal to the fund’s annualized expense ratio of .71% for Class A, 1.49% for Class C, .48% for Class I, .45% for Class Y and .66% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
Collateralized Municipal-Backed Securities - .2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,112,915)	3.63	5/20/2033	1,013,963		1,126,125

Long-Term Municipal Investments - 99.1%
Alabama - 4.8%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,931,102
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,397,130
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	0.96	12/1/2023	1,405,000	[a,b]	1,412,319
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,200,913
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	7,835,000	[c]	8,074,836
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	1,750,000	[a]	1,963,463
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	2,240,000	[a]	2,419,528
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,352,307
				21,751,598
Arizona - 2.9%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	4.00	11/1/2038	3,065,000		3,587,959
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,712,095
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	2,000,000	[d]	2,206,767
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,410,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Arizona - 2.9% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,750,000	[d]	3,299,961
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[d]	1,099,498
				13,317,119
California - 3.6%
California, GO	5.00	10/1/2030	2,500,000		3,154,967
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	1,000,000	[a]	1,202,017
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000		467,216
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	1,480,000		1,753,754
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2026	1,020,000	[e]	1,242,597
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,487,525		1,715,806
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2027	450,000		544,462
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	1,000,000	[a]	985,018
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,500,000		1,607,353
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	1,500,000		1,752,375
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	1,500,000		1,803,606
				16,229,171

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Colorado - 4.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. A	5.00	4/1/2023	1,360,000	[e]	1,447,873
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	2,500,000		2,929,362
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	2,000,000		2,326,406
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	2,500,000	[a]	3,025,912
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,250,000		1,501,691
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,000,000		2,353,553
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000		3,602,910
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	3,065,000		3,374,484
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000		1,221,714
				21,783,905
Connecticut - .7%
Connecticut, GO, Ser. A	5.00	10/15/2025	3,000,000		3,270,893
District of Columbia - 1.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000		1,814,035
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000		1,182,402
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	2,500,000		2,794,242
				5,790,679
Florida - 4.0%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000		1,867,876

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 4.0% (continued)
Escambia County, Revenue Bonds (Sales Tax)	5.00	10/1/2046	2,000,000	2,381,747
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	1,093,751
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	1,500,000	1,693,628
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,695,065
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2038	1,850,000	2,174,476
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	800,000	943,900
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,097,147
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,587,038
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	1,000,000	1,151,658
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	1,250,000	1,417,766
				18,104,052
Georgia - 2.3%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2037	1,100,000	1,331,625
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000	2,952,635
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	3,750,000	[a] 4,270,006
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	1,700,000	1,837,414
				10,391,680
Hawaii - .4%
Honolulu City & County, GO, Ser. C	4.00	7/1/2040	1,375,000	1,621,863
Illinois - 12.8%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,223,245

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 12.8% (continued)
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,842,100
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,000,000		1,182,185
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	2,490,000		2,720,613
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2025	1,925,000		2,173,609
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2043	3,750,000		3,955,386
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000		1,782,670
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000		2,358,309
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,030,000		2,213,279
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2025	2,000,000		2,345,305
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000		3,041,422
Cook County II, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2030	1,650,000		2,139,530
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	2,000,000		2,250,260
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000		2,450,554
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2027	270,000		289,887
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2023	1,730,000	[e]	1,858,852
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000		1,151,489
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2033	3,000,000		3,423,965
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,000,000		3,442,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 12.8% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	2,500,000		2,664,766
Illinois Housing Development Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	2,095,000		2,252,677
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000		1,733,772
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000		1,696,625
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000		2,745,791
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000		1,135,612
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,350,000		2,727,252
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000		1,163,098
				57,964,384
Indiana - 1.7%
Indiana Finance Authority, Revenue Bonds, Refunding	5.00	3/1/2022	1,400,000	[e]	1,421,949
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2023	2,500,000	[e]	2,676,649
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2036	2,980,000		3,592,593
				7,691,191
Iowa - 1.6%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	1,000,000		1,077,805
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project) Ser. B	5.25	12/1/2037	1,765,000	[a]	1,920,663
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,500,000		1,660,949
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	2,000,000	[a]	2,365,072
				7,024,489

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Kansas - .1%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	525,000		527,911
Kentucky - 1.7%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000		2,427,809
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,010,000	[a]	1,086,453
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	4,000,000	[a]	4,390,733
				7,904,995
Louisiana - 2.2%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	1,500,000		1,767,264
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000		1,521,858
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000		1,369,210
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000		2,440,363
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	1,041,516
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,500,000		1,595,505
				9,735,716
Massachusetts - 1.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000		2,108,449
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,250,000		1,530,449
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000		1,193,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Massachusetts - 1.2% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	725,000	744,552
				5,576,639
Michigan - 5.0%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000	3,506,308
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,204,450
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,500,000	[a] 2,633,995
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,500,000	2,792,481
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000	2,223,841
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	1,935,000	2,104,966
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000	4,745,603
Pontiac School District, GO	4.00	5/1/2050	2,000,000	2,321,099
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,158,941
				22,691,684
Missouri - 1.6%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport Terminal) Ser. A	5.00	3/1/2044	1,250,000	1,501,394
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport Terminal) Ser. B	5.00	3/1/2054	3,060,000	3,627,515
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2029	2,000,000	2,297,005
				7,425,914

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Multi-State - .3%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,195,000	[d]	1,316,801
Nebraska - .5%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000		2,346,673
Nevada - 1.4%
Clark County, GO	5.00	11/1/2023	520,000	[e]	569,323
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2031	3,385,000		4,386,741
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000		1,230,786
				6,186,850
New Jersey - 4.6%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	1,000,000		1,058,333
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,000,000		1,156,110
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	2,100,000		2,426,468
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,157,273
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000		1,156,559
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000		1,918,357
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2024	570,000		644,488
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,395,510
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	1,000,000		1,180,078
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,880,000		4,513,713

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 4.6% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000		2,392,430
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000		734,833
				20,734,152
New Mexico - .7%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	3.00	1/1/2052	2,750,000		2,971,951
New York - 7.6%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	3,000,000		3,570,074
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	2,000,000		2,583,589
New York City, GO, Ser. C	4.00	8/1/2040	2,000,000		2,323,534
New York City, GO, Ser. D1	4.00	3/1/2050	2,250,000		2,554,614
New York City, GO, Ser. F1	4.00	3/1/2047	200,000		230,618
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	1,000,000		1,241,063
New York City Housing Development Corp., Revenue Bonds (Sustainable Development Bonds) (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a]	993,558
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2026	1,000,000		1,174,578
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[d]	2,727,572
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,391,639
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2035	3,000,000		3,412,531
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	2,000,000		2,532,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 7.6% (continued)
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 232	5.00	4/1/2026	1,180,000		1,386,175
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	1,335,000		1,525,294
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	2,500,000		2,784,091
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	1,500,000		1,835,213
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	815,000		889,627
Westchester County Local Development Corp., Revenue Bonds (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,000,000	[d,f]	1,053,107
				34,209,437
North Carolina - 1.6%
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000		1,133,009
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,500,000	[a]	1,906,752
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	3,500,000	[a]	3,984,190
				7,023,951
North Dakota - .4%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2046	1,470,000		1,680,322
Ohio - 1.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	3,500,000		3,874,619
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000		1,178,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Ohio - 1.5% (continued)
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000		1,728,421
				6,781,331
Pennsylvania - 9.9%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,250,000		1,461,095
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	1,000,000		1,272,211
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000		2,450,013
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.58	9/1/2023	3,000,000	[a,b]	2,997,933
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	1,350,000	[a]	1,612,293
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	[a]	1,878,872
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000		4,088,338
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000		3,832,452
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2022	700,000	[e]	735,954
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2036	3,250,000		3,841,150
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,965,321
Philadelphia, GO, Ser. A	5.00	5/1/2032	4,000,000		5,210,669
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,865,000		2,416,543
The Philadelphia Redevelopment Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/15/2024	1,500,000		1,657,798
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,420,000	[f]	1,666,064

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 9.9% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,219,216
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000	3,699,962
				45,005,884
Rhode Island - .5%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	1,695,000	2,081,535
South Carolina - 2.3%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000	1,248,385
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000	3,540,971
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	5,000,000	5,451,477
				10,240,833
Tennessee - 1.0%
Nashville & Davidson County Metropolitan Government, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,234,769
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	2,000,000	[a] 2,338,737
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,000,000	[a] 1,116,490
				4,689,996
Texas - 8.7%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	3,305,000	3,526,966
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	5.75	8/15/2033	4,500,000	5,177,920
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000	4,287,000
Collin County Community College District, GO, Ser. A	4.00	8/15/2034	1,000,000	1,197,296
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,000,000	1,199,129

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 8.7% (continued)
Denton Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,000,000		1,178,824
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000		1,814,167
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000		4,037,928
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2022	2,000,000		2,089,010
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	3,000,000		3,196,223
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000		1,104,493
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,901,526
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[d]	1,051,632
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,187,329
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000		4,662,484
Texas, GO, Refunding, Ser. B	4.00	8/1/2031	800,000		895,188
				39,507,115
U.S. Related - .3%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,400,000		1,526,976
Utah - .8%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,584,308
Virginia - 2.2%
Virginia Public Building Authority, Revenue Bonds, Ser. A	4.00	8/1/2039	2,500,000		3,001,388
Virginia Public Building Authority, Revenue Bonds, Ser. A2	4.00	8/1/2035	3,000,000		3,642,447
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,700,000		1,712,523

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Virginia - 2.2% (continued)
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,793,477
				10,149,835
Washington - 1.6%
Port of Seattle, Revenue Bonds	5.00	4/1/2029	2,380,000	2,979,303
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,941,587
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	994,177	1,141,136
				7,062,026
Wisconsin - .5%
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	2,000,000	2,336,667
Total Long-Term Municipal Investments (cost $421,785,152)			448,240,526
Total Investments (cost $422,898,067)			99.3%	449,366,651
Cash and Receivables (Net)			0.7%	3,106,519
Net Assets			100.0%	452,473,170

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $12,755,338 or 2.82% of net assets.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of October 31, 2021.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
General	18.4
Medical	10.6
Airport	9.0
Transportation	7.9
Education	7.9
Water	7.7
General Obligation	6.6
Power	6.2
Tobacco Settlement	4.7
School District	4.1
Development	3.3
Nursing Homes	2.4
Prerefunded	2.2
Utilities	2.1
Single Family Housing	1.9
Facilities	1.5
Multifamily Housing	1.4
Special Tax	1.0
Student Loan	.3
Housing	.1
99.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	422,898,067	449,366,651
Cash		889,139
Interest receivable		5,296,406
Receivable for shares of Beneficial Interest subscribed		510,615
Prepaid expenses		55,732
		456,118,543
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		223,586
Payable for investment securities purchased		2,720,070
Payable for shares of Beneficial Interest redeemed		639,407
Trustees’ fees and expenses payable		3,362
Other accrued expenses		58,948
		3,645,373
Net Assets ($)		452,473,170
Composition of Net Assets ($):
Paid-in capital		423,473,452
Total distributable earnings (loss)		28,999,718
Net Assets ($)		452,473,170

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	189,602,589	5,580,776	96,196,428	42,211	161,051,166
Shares Outstanding	14,135,109	415,071	7,169,054	3,147	12,005,787
Net Asset Value Per Share ($)	13.41	13.45	13.42	13.41	13.41

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2021 (Unaudited)

Investment Income ($):
Interest Income	6,365,204
Expenses:
Management fee—Note 3(a)	789,920
Shareholder servicing costs—Note 3(c)	503,512
Professional fees	53,682
Registration fees	48,356
Trustees’ fees and expenses—Note 3(d)	25,031
Distribution fees—Note 3(b)	21,537
Prospectus and shareholders’ reports	10,988
Chief Compliance Officer fees—Note 3(c)	7,077
Custodian fees—Note 3(c)	4,410
Loan commitment fees—Note 2	950
Miscellaneous	15,251
Total Expenses	1,480,714
Less—reduction in fees due to earnings credits—Note 3(c)	(1,805)
Net Expenses	1,478,909
Investment Income—Net	4,886,295
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	192,354
Net change in unrealized appreciation (depreciation) on investments	(4,779,840)
Net Realized and Unrealized Gain (Loss) on Investments	(4,587,486)
Net Increase in Net Assets Resulting from Operations	298,809

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations ($):
Investment income—net	4,886,295	10,298,679
Net realized gain (loss) on investments	192,354	1,928,467
Net change in unrealized appreciation (depreciation) on investments	(4,779,840)	26,392,071
Net Increase (Decrease) in Net Assets Resulting from Operations	298,809	38,619,217
Distributions ($):
Distributions to shareholders:
Class A	(2,024,830)	(4,478,894)
Class C	(38,388)	(99,631)
Class I	(1,025,388)	(1,859,216)
Class Y	(512)	(1,228)
Class Z	(1,799,879)	(4,652,737)
Total Distributions	(4,888,997)	(11,091,706)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,201,043	38,534,072
Class C	501,799	1,915,870
Class I	38,937,796	43,422,911
Class Z	751,967	2,221,931
Distributions reinvested:
Class A	1,779,315	3,869,865
Class C	37,690	92,536
Class I	1,008,971	1,824,200
Class Z	1,467,725	3,802,585
Cost of shares redeemed:
Class A	(11,912,464)	(13,655,409)
Class C	(833,035)	(1,429,075)
Class I	(15,552,612)	(31,557,263)
Class Z	(9,045,540)	(12,563,754)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	23,342,655	36,478,469
Total Increase (Decrease) in Net Assets	18,752,467	64,005,980
Net Assets ($):
Beginning of Period	433,720,703	369,714,723
End of Period	452,473,170	433,720,703

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,194,723	2,882,629
Shares issued for distributions reinvested	131,199	289,050
Shares redeemed	(877,280)	(1,025,223)
Net Increase (Decrease) in Shares Outstanding	448,642	2,146,456
Class Ca
Shares sold	36,950	142,807
Shares issued for distributions reinvested	2,772	6,895
Shares redeemed	(61,358)	(106,679)
Net Increase (Decrease) in Shares Outstanding	(21,636)	43,023
Class Ib
Shares sold	2,864,273	3,251,168
Shares issued for distributions reinvested	74,385	136,312
Shares redeemed	(1,149,723)	(2,365,450)
Net Increase (Decrease) in Shares Outstanding	1,788,935	1,022,030
Class Z
Shares sold	55,326	166,626
Shares issued for distributions reinvested	108,218	284,182
Shares redeemed	(666,929)	(939,805)
Net Increase (Decrease) in Shares Outstanding	(503,385)	(488,997)

[a]	During the period ended April 30, 2021, 763 Class C shares representing $10,092 were automatically converted to 765 Class A shares.
[b]	During the period ended April 30, 2021, 2,080 Class A shares representing $27,606 were exchanged for 2,080 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.55	12.62	12.93	12.60	12.76	13.24
Investment Operations:
Investment income—net[a]	.14	.33	.36	.37	.38	.39
Net realized and unrealized gain (loss) on investments	(.13)	.96	(.31)	.34	(.16)	(.48)
Total from Investment Operations	.01	1.29	.05	.71	.22	(.09)
Distributions:
Dividends from investment income—net	(.15)	(.33)	(.36)	(.37)	(.38)	(.39)
Dividends from net realized gain on investments	−	(.03)	−	(.01)	−	−
Total Distributions	(.15)	(.36)	(.36)	(.38)	(.38)	(.39)
Net asset value, end of period	13.41	13.55	12.62	12.93	12.60	12.76
Total Return (%)[b]	.03[c]	10.27	.32	5.70	1.72	(.70)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	.72	.73	.86	.93	.94
Ratio of net expenses to average net assets	.71[d]	.72	.73	.86	.93	.94
Ratio of net investment income to average net assets	2.11[d]	2.47	2.75	2.94	2.97	2.99
Portfolio Turnover Rate	3.38[c]	9.40	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	189,603	185,393	145,636	146,875	151,312	165,492

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.58	12.65	12.96	12.63	12.79	13.27
Investment Operations:
Investment income—net[a]	.09	.23	.26	.27	.28	.29
Net realized and unrealized gain (loss) on investments	(.13)	.96	(.31)	.34	(.16)	(.48)
Total from Investment Operations	(.04)	1.19	(.05)	.61	.12	(.19)
Distributions:
Dividends from investment income—net	(.09)	(.23)	(.26)	(.27)	(.28)	(.29)
Dividends from net realized gain on investments	−	(.03)	−	(.01)	−	−
Total Distributions	(.09)	(.26)	(.26)	(.28)	(.28)	(.29)
Net asset value, end of period	13.45	13.58	12.65	12.96	12.63	12.79
Total Return (%)[b]	(.29)[c]	9.39	(.46)	4.87	.94	(1.45)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49[d]	1.51	1.51	1.65	1.70	1.71
Ratio of net expenses to average net assets	1.49[d]	1.51	1.51	1.65	1.70	1.71
Ratio of net investment income to average net assets	1.33[d]	1.68	1.97	2.15	2.20	2.23
Portfolio Turnover Rate	3.38[c]	9.40	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	5,581	5,930	4,980	5,796	5,798	9,736

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2021		Year Ended April 30,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	13.55	12.62	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.16	.36	.39	.40	.40	.24
Net realized and unrealized gain (loss) on investments	(.13)	.96	(.30)	.33	(.15)	(.58)
Total from Investment Operations	.03	1.32	.09	.73	.25	(.34)
Distributions:
Dividends from investment income—net	(.16)	(.36)	(.40)	(.40)	(.41)	(.28)
Dividends from net realized gain on investments	−	(.03)	−	(.01)	−	−
Total Distributions	(.16)	(.39)	(.40)	(.41)	(.41)	(.28)
Net asset value, end of period	13.42	13.55	12.62	12.93	12.61	12.77
Total Return (%)	.22[c]	10.53	.57	5.88	1.96	(2.56)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48[d]	.49	.48	.62	.70	.75[d]
Ratio of net expenses to average net assets	.48[d]	.49	.48	.62	.70	.75[d]
Ratio of net investment income to average net assets	2.33[d]	2.71	2.97	3.17	3.19	3.35[d]
Portfolio Turnover Rate	3.38[c]	9.40	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	96,196	72,900	55,013	26,521	13,751	5,393

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	13.55	12.62	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.16	.36	.40	.42	.41	.25
Net realized and unrealized gain (loss) on investments	(.14)	.96	(.31)	.31	(.17)	(.63)
Total from Investment Operations	.02	1.32	.09	.73	.24	(.38)
Distributions:
Dividends from investment income—net	(.16)	(.36)	(.40)	(.40)	(.40)	(.24)
Dividends from net realized gain on investments	−	(.03)	−	(.01)	−	−
Total Distributions	(.16)	(.39)	(.40)	(.41)	(.40)	(.24)
Net asset value, end of period	13.41	13.55	12.62	12.93	12.61	12.77
Total Return (%)	.16[c]	10.54	.57	5.85	1.93	(2.87)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[d]	.49	.47	.62	.70	.86[d]
Ratio of net expenses to average net assets	.45[d]	.49	.47	.62	.70	.86[d]
Ratio of net investment income to average net assets	2.38[d]	2.72	3.00	3.22	3.17	2.90[d]
Portfolio Turnover Rate	3.38[c]	9.40	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	42	43	40	41	9	10

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2021		Year Ended April 30,
Class Z Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.55	12.62	12.93	12.60	12.76	13.24
Investment Operations:
Investment income—net[a]	.15	.34	.37	.38	.39	.40
Net realized and unrealized gain (loss) on investments	(.14)	.96	(.31)	.34	(.16)	(.49)
Total from Investment Operations	.01	1.30	.06	.72	.23	(.09)
Distributions:
Dividends from investment income—net	(.15)	(.34)	(.37)	(.38)	(.39)	(.39)
Dividends from net realized gain on investments	−	(.03)	−	(.01)	−	−
Total Distributions	(.15)	(.37)	(.37)	(.39)	(.39)	(.39)
Net asset value, end of period	13.41	13.55	12.62	12.93	12.60	12.76
Total Return (%)	.06[b]	10.32	.37	5.75	1.79	(.65)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[c]	.67	.67	.81	.87	.89
Ratio of net expenses to average net assets	.66[c]	.67	.67	.81	.87	.89
Ratio of net investment income to average net assets	2.16[c]	2.52	2.81	2.99	3.03	3.05
Portfolio Turnover Rate	3.38[b]	9.40	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	161,051	169,455	164,045	175,252	180,942	199,730

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Municipal Securities Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-ended management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-investment adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. As the fund’s sub-investment adviser, the Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Service Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2021, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of outstanding shares of Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Municipal-Backed Securities	-	1,126,125	-	1,126,125
Municipal Securities	-	448,240,526	-	448,240,526

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2021 was as follows: tax exempt income $10,267,375, ordinary income $20,855 and long-term capital gains $803,476. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.

During the period ended October 31, 2021, the Distributor retained $831 from commissions earned on sales of the fund’s Class A shares and $3,250 and $316 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2021, Class C shares were charged $21,537 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2021, Class A, Class C and Class Z shares were charged $239,236, $7,179 and $166,214, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2021, the fund was charged $33,615 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2021, the fund was charged $4,410 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,805.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2021, the fund was charged $2,254 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2021, the fund was charged $7,077 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $135,342, Distribution Plan fees of $3,562, Shareholder Services Plan fees of $69,007, custodian fees of $2,049, Chief Compliance Officer fees of $4,718 and transfer agency fees of $8,908.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended October 31, 2021, amounted to $48,246,080 and $14,908,517, respectively.

At October 31, 2021, accumulated net unrealized appreciation on investments was $26,468,584 consisting of $27,662,803 gross unrealized appreciation and $1,194,219 gross unrealized depreciation.

At October 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 19, 2021 (the “Meeting”), the Board discussed with representatives of the Adviser plans to realign Mellon Investments Corporation’s (“Mellon”) fixed income capabilities with Insight North America LLC (“INA”) (the “Firm Realignment”), with such realignment scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”). The Adviser noted that, as a result of the Firm Realignment, the portfolio managers who are currently responsible for managing the investments of the fund as employees of Mellon in a dual employment arrangement with the Adviser, will become employees of INA as of the Effective Date. Consequently, the Adviser proposed to engage INA to serve as the fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “New Sub-Advisory Agreement”), to be effective on the Effective Date. In addition, the Adviser proposed amending the fund’s current management agreement (the “Current Management Agreement”) to more clearly reflect the Adviser’s ability to employ one or more sub-investment advisers to manage the fund on a day-to-day basis and the Adviser’s responsibility to oversee and supervise any such sub-investment adviser, and to reflect the engagement of INA as sub-investment adviser to the fund (as proposed to be amended, the “Amended Management Agreement”), to be effective on the Effective Date.

At the Meeting, the Adviser recommended the approval of the New Sub-Advisory Agreement, pursuant to which INA would serve as sub-investment adviser to the fund, and the Amended Management Agreement. The recommendation for the approval of the New Sub-Advisory Agreement and the Amended Management Agreement was based on the following considerations, among others: (i) approval of the New Sub-Advisory Agreement and the Amended Management Agreement would permit the fund’s current portfolio managers to continue to be responsible for the day-to-day management of the fund’s portfolio after the Effective Date as employees of INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay INA for its sub-investment advisory services. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered at a Board meeting on July 30, 2020 (the “15(c) Meeting”), at which the Board re-approved the Current Management Agreement for the ensuing year, other than the information about the Firm Realignment and INA.

At the Meeting, the Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (the “Independent Trustees”), considered and approved the New Sub-Advisory Agreement and the Amended Management Agreement. In determining whether to approve the New Sub-Advisory Agreement and the Amended Management Agreement, the Board considered the materials prepared by the Adviser received in advance of the Meeting and other information presented at the Meeting, which included: (i) a form of the New

Sub-Advisory Agreement and a form of the Amended Management Agreement; (ii) information regarding the Firm Realignment and how it is expected to enhance investment capabilities; (iii) information regarding INA; and (iv) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an “assignment” of the Current Management Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the Meeting and the 15(c) Meeting.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by INA to the fund under the New Sub-Advisory Agreement, the Board considered: (i) INA’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services, which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by INA under the New Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio managers, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the New Sub-Advisory Agreement. The Board also considered, as it related to the Amended Management Agreement, that the nature, extent and quality of the services that are provided by the Adviser are expected to remain the same, including the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel.

Investment Performance. The Board had considered the fund’s investment performance and that of the investment team managing the fund’s portfolio at the 15(c) Meeting (including comparative data provided by Broadridge Financial Solutions, Inc. (“Broadridge”)). The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by INA under the New Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the New Sub-Advisory Agreement and the Amended Management Agreement.

Costs of Services to be Provided and Profitability. The Board considered the proposed fee payable under the New Sub-Advisory Agreement, noting that the proposed fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund or the Adviser’s profitability. The Board considered the fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

the Adviser. The Board recognized that, because INA’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Current Management Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including INA, at the 15(c) Meeting. The Board concluded that the proposed fee payable to INA by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser under the Amended Management Agreement and INA under the New Sub-Advisory Agreement.

Economies of Scale to be Realized. The Board recognized that, because the fee payable to INA would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Current Management Agreement, which had been done at the 15(c) Meeting. At the 15(c) Meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to INA as a result of its relationship with the fund, and such ancillary benefits, if any, were determined to be reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the New Sub-Advisory Agreement and Amended Management Agreement for the fund effective as of the Effective Date.

**************************************

At a meeting of the fund’s Board of Trustees held on August 18, 2021, the Board considered the renewal of the fund’s Current Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services. The Board members, all of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Current Management Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge, an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class A shares with the performance of a group of retail front-end load general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended June 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods except the two-

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

and three-year periods, when it was slightly below the Performance Group median, and above the Performance Universe median for all periods except the five- and ten-year periods when it was slightly below the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group medians for nine of the ten one-year periods ended June 30th and above the Performance Universe medians for seven of the ten one-year periods ended June 30th. The Board considered the relative proximity of the fund’s yield performance to the Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee (lowest in the Expense Group), the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Current Management Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Current Management Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Current Management Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Current Management Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided

INFORMATION ABOUT THE APPROVAL AND RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

under the Current Management Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Current Management Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Current Management Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Opportunistic Municipal Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PTEBX Class C: DMBCX Class I: DMBVX Class Y: DMBYX Class Z: DMBZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0022SA1021

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: December 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: December 17, 2021

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: December 17, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)